Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from financing activities:
Payments of issuance costs for convertible senior notes	$ 6,105	$ 0	$ 0
Payments of underwriters' commission	6,239
Series C-1 Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities:
Payments of issuance costs for shares	5
Common Shares [Member]
Cash flows from financing activities:
Payments of issuance costs for shares	$ 360